Income Tax - Summary of Changes in Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,425,654	$ 1,994,089
Additions	798,338	431,565
Balance at the end of the year	$ 3,223,992	$ 2,425,654